Consolidated Schedule of Investments (unaudited)
February 28, 2025
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Broadline Retail — 0.6%
Dollarama, Inc.	37,866	$ 3,947,696
Chemicals — 2.4%
CF Industries Holdings, Inc.	12,436	1,007,565
DSM-Firmenich AG	30,909	3,312,272
Linde PLC	5,742	2,681,801
Novonesis (Novozymes) B, B Shares	50,539	3,059,182
Nutrien Ltd.	35,174	1,841,711
Robertet SA	1,580	1,335,795
Symrise AG	15,058	1,515,115
		14,753,441
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	16,548	3,922,207
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	4,679	4,906,446
Jeronimo Martins SGPS SA	115,522	2,487,811
Koninklijke Ahold Delhaize NV	93,884	3,308,358
		10,702,615
Containers & Packaging — 3.5%
Avery Dennison Corp.	10,954	2,059,023
Crown Holdings, Inc.	26,934	2,414,095
Graphic Packaging Holding Co.	207,546	5,537,327
Packaging Corp. of America	18,056	3,847,553
SIG Group AG	90,287	1,794,216
Silgan Holdings, Inc.	39,711	2,156,704
Smurfit WestRock PLC	68,914	3,588,352
		21,397,270
Energy Equipment & Services — 1.2%
ARC Resources Ltd.	83,195	1,536,527
Archrock, Inc.	53,245	1,444,004
Kodiak Gas Services, Inc.	32,468	1,396,124
Saipem SpA(a)	364,662	840,202
TechnipFMC PLC	36,657	1,079,182
Tenaris SA	43,563	823,697
		7,119,736
Food Products — 1.6%
Danone SA	45,570	3,252,185
Kerry Group PLC, Class A	28,268	2,972,418
Salmar ASA	29,503	1,462,010
SunOpta, Inc.(a)	250,393	1,569,964
Tate & Lyle PLC	110,224	755,647
		10,012,224
Ground Transportation — 0.7%
Canadian Pacific Kansas City Ltd.	27,087	2,110,619
Union Pacific Corp.	8,433	2,080,337
		4,190,956
Hotels, Restaurants & Leisure — 1.0%
Compass Group PLC	177,640	6,218,463
Machinery — 1.3%
Ag Growth International, Inc.	60,160	1,496,151
Deere & Co.	3,310	1,591,415
JBT Marel Corp.	20,718	2,734,776
Rational AG	2,360	2,129,646
		7,951,988
Metals & Mining — 17.8%
Agnico Eagle Mines Ltd.	89,718	8,642,819
Alamos Gold, Inc., Class A	105,516	2,411,169
Alcoa Corp.	9,467	314,778
Security	Shares	Value
Metals & Mining (continued)
Allied Gold Corp.(a)	202,430	$ 659,026
Anglo American Platinum Ltd.	13,830	414,937
Anglo American PLC	126,165	3,718,604
Anglogold Ashanti PLC	99,904	2,944,171
ArcelorMittal SA	45,121	1,288,571
Artemis Gold, Inc.(a)	54,008	590,196
Aya Gold & Silver, Inc.(a)(b)	58,764	466,294
B2Gold Corp.	86,853	232,328
Barrick Gold Corp.	245,407	4,355,974
Bellevue Gold Ltd.(a)(b)	1,241,388	918,352
BHP Group Ltd.	148,006	3,586,506
Blackstone Minerals Ltd.(a)(b)	1,005,888	38,073
Capricorn Metals Ltd.(a)	84,485	401,582
Capstone Copper Corp.(a)	104,688	578,163
Centerra Gold, Inc.	97,365	557,910
Chalice Mining Ltd.(a)(b)	102,100	86,241
Challenger Gold Ltd.(a)(b)	1,264,054	43,139
Champion Iron Ltd.	139,617	471,077
De Grey Mining Ltd.(a)	858,030	1,061,160
Develop Global Ltd.(a)	581,014	1,001,384
Discovery Silver Corp.(a)(c)	438,750	479,160
Dundee Precious Metals, Inc.	112,560	1,319,521
Eldorado Gold Corp.(a)(b)	75,544	1,040,241
Emerald Resources NL(a)	188,015	464,320
Endeavour Mining PLC	107,227	2,124,899
ERO Copper Corp.(a)	10,474	123,654
FireFly Metals Ltd.(a)	421,590	255,261
First Quantum Minerals Ltd.(a)	42,641	529,052
Foran Mining Corp.(a)	449,919	1,259,493
Founders Metals, Inc.(a)	230,890	906,484
Founders Metals, Inc.(a)	17,684	69,428
Franco-Nevada Corp.	23,958	3,419,780
Freeport-McMoRan, Inc.	79,753	2,943,683
G Mining Ventures Corp.(a)(b)	85,724	901,828
Glencore PLC	918,010	3,689,558
Gold Fields Ltd., ADR	62,118	1,116,261
Grupo Mexico SAB de CV, Series B	155,718	732,603
Iluka Resources Ltd.	41,146	106,396
Ivanhoe Electric, Inc.(a)	22,435	139,321
Ivanhoe Mines Ltd., Class A(a)(b)	154,553	1,466,745
Kinross Gold Corp.	554,196	5,937,472
Lithium Royalty Corp.(a)(b)	50,797	170,289
Lundin Gold, Inc.	76,790	2,115,673
Lundin Mining Corp.	39,773	318,624
Lynas Rare Earths Ltd.(a)	151,297	636,717
MAG Silver Corp.(a)	46,249	693,375
Metals Acquisition Ltd. (Acquired 04/17/23, cost $744,770)(a)(d)	83,477	840,613
Newmont Corp.	125,831	5,390,600
NGEx Minerals Ltd.(a)	35,836	346,532
Nickel Industries Ltd.	1,279,490	575,872
Norsk Hydro ASA	223,750	1,321,734
Northern Star Resources Ltd.	427,863	4,622,112
Nucor Corp.	13,762	1,891,862
Osisko Gold Royalties Ltd.	71,702	1,312,368
Pan American Silver Corp.	60,837	1,449,746
Polyus PJSC(a)(c)	46,252	5
Predictive Discovery Ltd.(a)	2,536,639	539,507
Reliance, Inc.	552	164,032
Rio Tinto PLC	83,749	5,060,356
Robex Resources, Inc.(a)	126,471	236,901
Rupert Resources Ltd.(a)(b)	62,411	198,438

Consolidated Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Rupert Resources Ltd. (Acquired 02/24/23, cost $315,608)(a)(d)	91,372	$ 290,521
Sigma Lithium Corp.(a)(b)	76,234	861,535
Skeena Resources Ltd.(a)	124,832	1,231,279
Sociedad Minera Cerro Verde SAA	18,601	752,411
Solaris Resources, Inc.(a)	75,725	239,200
Solaris Resources, Inc.(a)	39,000	123,193
Southern Copper Corp.	10,266	912,991
Steel Dynamics, Inc.	15,269	2,062,384
Teck Resources Ltd., Class B	23,734	955,102
Titan Mining Corp.(a)	83,105	14,361
Titan Mining Corp.(a)	20,773	3,590
Torex Gold Resources, Inc.(a)	63,370	1,383,693
United States Steel Corp.	10,215	410,847
Vale SA, ADR	217,425	2,050,318
Wheaton Precious Metals Corp.	97,793	6,752,060
		109,736,455
Oil, Gas & Consumable Fuels — 14.2%
BP PLC	716,633	3,943,169
Cameco Corp.	23,226	1,022,873
Cameco Corp. (CAD)	27,142	1,195,055
Canadian Natural Resources Ltd.	94,346	2,663,925
Cheniere Energy, Inc.	14,367	3,283,722
Chevron Corp.	64,196	10,182,769
ConocoPhillips	32,900	3,262,035
Diamondback Energy, Inc.	15,782	2,508,707
EOG Resources, Inc.	29,910	3,796,775
EQT Corp.	20,057	966,146
Exxon Mobil Corp.	164,674	18,333,156
Gazprom PJSC(a)(c)	712,200	80
Gaztransport Et Technigaz SA	7,846	1,200,097
Hess Corp.	19,221	2,862,776
Kosmos Energy Ltd.(a)	222,060	623,989
Marathon Petroleum Corp.	14,797	2,222,213
Pembina Pipeline Corp.	59,051	2,295,509
Permian Resources Corp., Class A	108,245	1,525,172
Shell PLC	275,843	9,217,398
Suncor Energy, Inc.	68,047	2,603,824
Targa Resources Corp.	15,171	3,060,294
TotalEnergies SE	74,087	4,466,948
Tourmaline Oil Corp.	37,384	1,724,819
Williams Cos., Inc. (The)	70,226	4,085,749
		87,047,200
Personal Care Products — 0.3%
Jamieson Wellness, Inc.(e)	76,733	1,570,991
Pharmaceuticals — 1.8%
Eli Lilly & Co.	5,595	5,150,925
Novo Nordisk A/S, Class B	37,320	3,385,543
Zoetis, Inc., Class A	15,082	2,522,314
		11,058,782
Professional Services — 0.5%
SGS SA, Registered Shares	29,442	3,026,805
Trading Companies & Distributors — 0.3%
Beijer Ref AB, Class B	116,123	1,734,346
Total Common Stocks — 49.5% (Cost: $242,993,368)		304,391,175
Security	Shares	Value
Rights
Metals & Mining — 0.0%
Kincross Gold Corp., CVR(a)	11,812	$ 2,569
Total Rights — 0.0% (Cost: $ —)		2,569
Warrants(a)
Metals & Mining — 0.0%
Robex Resources, Inc., (Issued 07/10/24/Exercisable 07/10/25, 1 Share for 1 Warrant, Expires 06/27/26, Strike Price CAD 2.55)	124,394	30,094
Total Warrants — 0.0% (Cost: $2)		30,094
Total Long-Term Investments — 49.5% (Cost: $242,993,370)		304,423,838
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(f)(g)(h)	4,082,047	4,084,088
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.24%(f)(g)	7,017,405	7,017,405
		11,101,493

		Par (000)
U.S. Treasury Obligations(i) — 49.3%
U.S. Treasury Bills, 4.23%, 05/29/25	USD	306,000	302,892,252
Total Short-Term Securities — 51.1% (Cost: $313,932,511)			313,993,745
Total Investments — 100.6% (Cost: $556,925,881)			618,417,583
Liabilities in Excess of Other Assets — (0.6)%			(3,415,004)
Net Assets — 100.0%			$ 615,002,579

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,131,134, representing 0.2% of its net assets as of period end, and an original cost of $1,060,378.

(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(i)	Rates are discount rates or a range of discount rates as of period end.

Consolidated Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Commodity Strategies Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 6,348,465	$ —	$ (2,265,483)(a)	$ 292	$ 814	$ 4,084,088	4,082,047	$ 147,252 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,589,797	3,427,608 (a)	—	—	—	7,017,405	7,017,405	271,079	—
				$ 292	$ 814	$ 11,101,493		$ 418,331	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	03/14/25	USD	8,376	$ 199,886	$ —	$ 199,886
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRAGT	At Termination	Macquarie Bank Ltd.	03/21/25	USD	134	5,093	—	5,093
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRINT	At Termination	Macquarie Bank Ltd.	03/21/25	USD	61	2,188	—	2,188
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	04/01/25	USD	14,862	225,474	—	225,474
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	04/03/25	USD	15,154	776,058	—	776,058
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRENT	At Termination	Goldman Sachs International	04/30/25	USD	469	18,338	—	18,338
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	06/10/25	USD	905	8,056	—	8,056
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRINT	At Termination	Macquarie Bank Ltd.	06/30/25	USD	61	2,374	—	2,374
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	07/01/25	USD	5,264	251,274	—	251,274
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRAGT	At Termination	Societe Generale SA	07/01/25	USD	14,521	223,275	—	223,275
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	07/21/25	USD	63,940	(765,429)	—	(765,429)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRLIT	At Termination	Societe Generale SA	07/21/25	USD	10,295	(172,244)	—	(172,244)

Consolidated Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	07/21/25	USD	57,088	$ 883,803	$ —	$ 883,803
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRENT	At Termination	Goldman Sachs International	07/31/25	USD	719	29,044	—	29,044
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	07/31/25	USD	2,024	49,432	—	49,432
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	07/31/25	USD	3,478	(74,592)	—	(74,592)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	09/02/25	USD	2,045	(39,803)	—	(39,803)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRLIT	At Termination	Merrill Lynch International	09/03/25	USD	2,234	(6,094)	—	(6,094)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	09/30/25	USD	163	3,694	—	3,694
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	10/14/25	USD	4,018	187,287	—	187,287
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	10/14/25	USD	16,706	(386,617)	—	(386,617)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	10/29/25	USD	416	6,795	—	6,795
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRENT	At Termination	Goldman Sachs International	10/29/25	USD	768	23,165	—	23,165
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	10/29/25	USD	625	(15,181)	—	(15,181)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	10/29/25	USD	802	11,113	—	11,113
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRLIT	At Termination	Societe Generale SA	10/29/25	USD	130	(5,876)	—	(5,876)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	10/31/25	USD	3,815	154,196	—	154,196
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	10/31/25	USD	10,267	(220,197)	—	(220,197)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRLIT	At Termination	Societe Generale SA	10/31/25	USD	2,123	(82,386)	—	(82,386)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRAGT	At Termination	Macquarie Bank Ltd.	12/02/25	USD	3,097	(11,198)	—	(11,198)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	12/22/25	USD	554	18,995	—	18,995
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRENT	At Termination	Goldman Sachs International	12/22/25	USD	1,030	98,307	—	98,307

Consolidated Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	12/22/25	USD	889	$ 57,149	$ —	$ 57,149
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	12/22/25	USD	911	39,498	—	39,498
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRLIT	At Termination	Societe Generale SA	12/22/25	USD	190	1,298	—	1,298
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	01/05/26	USD	268	13,680	—	13,680
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	01/05/26	USD	422	15,297	—	15,297
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	01/20/26	USD	6,103	46,356	—	46,356
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	01/21/26	USD	411	6,461	—	6,461
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	01/21/26	USD	254	(454)	—	(454)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRENT	At Termination	Goldman Sachs International	01/21/26	USD	483	(5,666)	—	(5,666)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	01/21/26	USD	426	(4,539)	—	(4,539)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRLIT	At Termination	Merrill Lynch International	01/21/26	USD	85	(1,405)	—	(1,405)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	01/26/26	USD	1,341	(15,214)	—	(15,214)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRENT	At Termination	Goldman Sachs International	01/28/26	USD	2,696	75,312	—	75,312
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	01/28/26	USD	10,267	(116,298)	—	(116,298)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRINT	At Termination	Macquarie Bank Ltd.	02/02/26	USD	2,249	56,012	—	56,012
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRAGT	At Termination	Macquarie Bank Ltd.	02/26/26	USD	11,754	(314,395)	—	(314,395)
3-month U.S. Treasury Bill, 4.30%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	03/02/26	USD	18,591	(6,499)	—	(6,499)
								$ 1,244,823	$ —	$ 1,244,823

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Consolidated Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Commodity Strategies Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Broadline Retail	$ 3,947,696	$ —	$ —	$ 3,947,696
Chemicals	6,866,872	7,886,569	—	14,753,441
Commercial Services & Supplies	3,922,207	—	—	3,922,207
Consumer Staples Distribution & Retail	10,702,615	—	—	10,702,615
Containers & Packaging	19,603,054	1,794,216	—	21,397,270
Energy Equipment & Services	5,455,837	1,663,899	—	7,119,736
Food Products	2,325,611	7,686,613	—	10,012,224
Ground Transportation	4,190,956	—	—	4,190,956
Hotels, Restaurants & Leisure	—	6,218,463	—	6,218,463
Machinery	5,822,342	2,129,646	—	7,951,988
Metals & Mining	76,526,110	32,731,180	479,165	109,736,455
Oil, Gas & Consumable Fuels	68,219,508	18,827,612	80	87,047,200
Personal Care Products	1,570,991	—	—	1,570,991
Pharmaceuticals	7,673,239	3,385,543	—	11,058,782
Professional Services	—	3,026,805	—	3,026,805
Trading Companies & Distributors	—	1,734,346	—	1,734,346
Rights	—	2,569	—	2,569
Warrants	30,094	—	—	30,094
Short-Term Securities
Money Market Funds	11,101,493	—	—	11,101,493
U.S. Treasury Obligations	—	302,892,252	—	302,892,252
	$ 227,958,625	$ 389,979,713	$ 479,245	$ 618,417,583
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$ —	$ 3,488,910	$ —	$ 3,488,910
Liabilities
Commodity Contracts	—	(2,244,087)	—	(2,244,087)
	$ —	$ 1,244,823	$ —	$ 1,244,823

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
CAD	Canadian Dollar
USD	United States Dollar

Consolidated Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Commodity Strategies Fund

Portfolio Abbreviation
ADR	American Depositary Receipt
BCOMRAGT	Bloomberg Roll Select Agriculture Subindex Total ReturnSM
BCOMRENT	Bloomberg Roll Select Energy Subindex Total ReturnSM
BCOMRINT	Bloomberg Roll Select Industrial Metals Subindex Total ReturnSM
BCOMRLIT	Bloomberg Roll Select Livestock Subindex Total ReturnSM
BCOMRPRT	Bloomberg Roll Select Precious Metals Subindex Total ReturnSM
CVR	Contingent Value Rights
OTC	Over-the-Counter